Other Liabilities - Schedule of Borrowings (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 333	$ 403
Encumbrance on real estate - maturing in 2029
Disclosure of detailed information about borrowings [line items]
Borrowed funds	258	326
Encumbrances on real estate in US Dollars, Maturing in 2024
Disclosure of detailed information about borrowings [line items]
Borrowed funds	$ 75	$ 77